CONVERTIBLE DEBENTURES (Details 1) (USD $)	12 Months Ended
Dec. 31, 2014
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance as of December 31, 2013	$ 15,320
Initial measurement of additional warrants	21,011
Increase in fair value of warrants	27,281
Balance as of December 31, 2014	$ 63,612